LOANS AND ALLOWANCE FOR CREDIT LOSSES - Nonaccrual status (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Nonaccrual	$ 660	$ 627
Loans Past Due Over 89 Days Still Accruing	735	548
Residential real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Nonaccrual	331	598
Loans Past Due Over 89 Days Still Accruing	660	333
Commercial real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Nonaccrual	328
Commercial and industrial
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Nonaccrual		29
Loans Past Due Over 89 Days Still Accruing		146
Consumer
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Nonaccrual	1
Loans Past Due Over 89 Days Still Accruing	$ 75	$ 69